INCOME TAXES (Disclosure of unrecognized temporary differences and tax losses) (Details) - CAD ($)	Mar. 31, 2026	Mar. 31, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	$ 82,574,000	$ 73,256,000
Non-capital loss carry-forwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	52,779,000	43,742,000
Property and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	771,000	390,000
Interest in exploration and evaluation property [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	28,256,000	28,256,000
Scientific research and development - Federal [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	512,000	512,000
Share issue costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	94,000	317,000
Lease liability [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	$ 162,000	$ 39,000